Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)			$ 87,579	$ 86,320	$ 173,245	$ 152,018
Change in lease liabilities (operating cash flow)			(152,335)	(138,804)	(284,963)	(243,596)
Non-cash impairment of right to use assets (operating cash flow)						(303,327)
Operating leases						$ 762,603